Employee Benefits - Schedule of Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2019	Jun. 06, 2018	Jun. 30, 2019
Successor [Member]
Service Cost	$ 189		$ 591		$ 1,440
Interest Cost	30		43		176
Other	(11)		66		55
Total net periodic benefit cost	$ 208		$ 700		$ 1,671
Predecessor [Member] | NPS Holdings Limited [Member]
Service Cost		$ 347		$ 866
Interest Cost		67		168
Other		188		375
Total net periodic benefit cost		$ 602		$ 1,409